SUPPLEMENT

DATED DECEMBER 31, 2012 TO THE FOLLOWING PROSPECTUSES AND SUMMARY PROSPECTUSES:

THE HARTFORD CAPITAL APPRECIATION FUND

THE HARTFORD CHECKS AND BALANCES FUND

THE HARTFORD DISCIPLINED EQUITY FUND

THE HARTFORD DIVERSIFIED INTERNATIONAL FUND

THE HARTFORD EMERGING MARKETS RESEARCH FUND

THE HARTFORD GLOBAL RESEARCH FUND

THE HARTFORD GROWTH FUND

THE HARTFORD HEALTHCARE FUND

THE HARTFORD INTERNATIONAL GROWTH FUND

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

THE HARTFORD INTERNATIONAL VALUE FUND

THE HARTFORD MIDCAP FUND

THE HARTFORD SMALL COMPANY FUND

THE HARTFORD SMALLCAP GROWTH FUND

THE HARTFORD VALUE OPPORTUNITIES FUND

EACH PROSPECTUS AND EACH SUMMARY PROSPECTUS

DATED JANUARY 30, 2012

AND

THE HARTFORD DIVIDEND AND GROWTH FUND

THE HARTFORD EMERGING MARKETS LOCAL DEBT FUND

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

THE HARTFORD WORLD BOND FUND

EACH PROSPECTUS DATED JANUARY 30, 2012,

AS LAST SUPPLEMENTED FEBRUARY 3, 2012,

AND EACH SUMMARY PROSPECTUS DATED JANUARY 30, 2012

AND

THE HARTFORD BALANCED INCOME FUND

THE HARTFORD CAPITAL APPRECIATION II FUND

THE HARTFORD EQUITY INCOME FUND

THE HARTFORD GLOBAL REAL ASSET FUND

THE HARTFORD MIDCAP VALUE FUND

THE HARTFORD VALUE FUND

EACH PROSPECTUS DATED JANUARY 30, 2012,

AS LAST SUPPLEMENTED FEBRUARY 3, 2012,

AND EACH SUMMARY PROSPECTUS DATED JANUARY 30, 2012,

AS LAST AMENDED MARCH 1, 2012

AND

THE HARTFORD TOTAL RETURN BOND FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2012

AND

THE HARTFORD HIGH YIELD FUND

THE HARTFORD INFLATION PLUS FUND

THE HARTFORD SHORT DURATION FUND

EACH PROSPECTUS DATED JANUARY 30, 2012,

AS LAST SUPPLEMENTED FEBRUARY 3, 2012,

AND EACH SUMMARY PROSPECTUS DATED JANUARY 30, 2012,

AS LAST AMENDED MARCH 5, 2012

AND

THE HARTFORD MUNICIPAL OPPORTUNITIES FUND

THE HARTFORD MUNICIPAL REAL RETURN FUND

EACH PROSPECTUS AND EACH SUMMARY PROSPECTUS

DATED JANUARY 30, 2012, AS LAST AMENDED MARCH 5, 2012

AND

THE HARTFORD STRATEGIC INCOME FUND

PROSPECTUS DATED JANUARY 30, 2012,

AS LAST SUPPLEMENTED FEBRUARY 3, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012,

AS LAST AMENDED APRIL 2, 2012

AND

THE HARTFORD GLOBAL ALL-ASSET FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012, AS LAST AMENDED APRIL 26, 2012

AND

THE HARTFORD BALANCED FUND

(FORMERLY THE HARTFORD ADVISERS FUND)

PROSPECTUS DATED JANUARY 30, 2012,

AS LAST SUPPLEMENTED APRIL 5, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012,

AS LAST AMENDED APRIL 30, 2012

AND

THE HARTFORD UNCONSTRAINED BOND FUND

(FORMERLY THE HARTFORD CORPORATE OPPORTUNITIES FUND)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JUNE 1, 2012

AND

THE HARTFORD SMALL/MID CAP EQUITY FUND

PROSPECTUS DATED JANUARY 30, 2012,

AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012,

AS LAST AMENDED JUNE 4, 2012

AND

THE HARTFORD BALANCED ALLOCATION FUND

THE HARTFORD CONSERVATIVE ALLOCATION FUND

THE HARTFORD GROWTH ALLOCATION FUND

THE HARTFORD TARGET RETIREMENT 2010 FUND

THE HARTFORD TARGET RETIREMENT 2015 FUND

THE HARTFORD TARGET RETIREMENT 2020 FUND

THE HARTFORD TARGET RETIREMENT 2025 FUND

THE HARTFORD TARGET RETIREMENT 2030 FUND

THE HARTFORD TARGET RETIREMENT 2035 FUND

THE HARTFORD TARGET RETIREMENT 2040 FUND

THE HARTFORD TARGET RETIREMENT 2045 FUND

THE HARTFORD TARGET RETIREMENT 2050 FUND

EACH PROSPECTUS AND EACH SUMMARY PROSPECTUS

DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 25, 2012

AND

THE HARTFORD GLOBAL GROWTH FUND

PROSPECTUS DATED JANUARY 30, 2012,

AS LAST SUPPLEMENTED JUNE 22, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012,

AS LAST AMENDED JUNE 27, 2012

AND

THE HARTFORD FLOATING RATE FUND

THE HARTFORD FLOATING RATE HIGH INCOME FUND

EACH PROSPECTUS AND EACH SUMMARY PROSPECTUS

DATED JANUARY 30, 2012, AS LAST AMENDED JULY 16, 2012

AND

THE HARTFORD MONEY MARKET FUND

PROSPECTUS DATED JANUARY 30, 2012,

AS LAST SUPPLEMENTED AUGUST 10, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012,

AS LAST AMENDED JULY 16, 2012

AND

THE HARTFORD QUALITY BOND FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED NOVEMBER 30, 2012

AND

THE HARTFORD GLOBAL ALPHA FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED DECEMBER 14, 2012

AND

THE HARTFORD FUNDAMENTAL GROWTH FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012,

AS LAST SUPPLEMENTED DECEMBER 18, 2012

AND

THE HARTFORD GROWTH OPPORTUNITIES FUND

PROSPECTUS DATED JANUARY 30, 2012,

AS LAST SUPPLEMENTED DECEMBER 18, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012

(EACH OF THE ABOVE IS A SERIES OF THE HARTFORD MUTUAL FUNDS, INC. OR THE HARTFORD MUTUAL FUNDS II, INC. AND, COLLECTIVELY, THE ABOVE ARE REFERRED TO HEREIN AS THE “FUNDS”)

Effective January 1, 2013, Hartford Funds Management Company, LLC (“HFMC”) will replace Hartford Investment Financial Services, LLC (“HIFSCO”) as the Funds’ investment manager.  HFMC, like HIFSCO, is a wholly owned, indirect subsidiary of The Hartford Financial Services Group, Inc.  The replacement of HIFSCO with HFMC will not result in any change to (i) the contractual terms of, including the fees payable under, the Funds’ investment management agreements; or (ii) the day-to-day management of the Funds.

Accordingly, effective January 1, 2013, the above referenced Prospectuses and Summary Prospectuses are revised to reflect that HFMC is the Funds’ investment manager.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

HV-7168	December 2012

SUPPLEMENT

DATED DECEMBER 31, 2012 TO THE FOLLOWING STATEMENTS OF ADDITIONAL INFORMATION:

COMBINED STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 30, 2012

(JUNE 1, 2012 FOR THE HARTFORD UNCONSTRAINED BOND FUND),

AS LAST SUPPLEMENTED OCTOBER 12, 2012,

FOR THE HARTFORD MUTUAL FUNDS, INC. AND

THE HARTFORD MUTUAL FUNDS II, INC.

AND

STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2012, AS LAST SUPPLEMENTED OCTOBER 12, 2012,

FOR THE HARTFORD TOTAL RETURN BOND FUND

AND

STATEMENT OF ADDITIONAL INFORMATION

DATED NOVEMBER 30, 2012

FOR THE HARTFORD QUALITY BOND FUND

AND

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 14, 2012

FOR THE HARTFORD GLOBAL ALPHA FUND

(COLLECTIVELY, THE FUNDS TO WHICH THE STATEMENTS OF ADDITIONAL INFORMATION RELATE ARE REFERRED TO HEREIN AS THE “FUNDS”)

Effective January 1, 2013, Hartford Funds Management Company, LLC (“HFMC”) will replace Hartford Investment Financial Services, LLC (“HIFSCO”) as the Funds’ investment manager.  HFMC, like HIFSCO, is a wholly owned, indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”).  The replacement of HIFSCO with HFMC will not result in any change to (i) the contractual terms of, including the fees payable under, the Funds’ investment management agreements; or (ii) the day-to-day management of the Funds.

Effective as of the same date, HFMC will replace Hartford Life Insurance Company (“Hartford Life”), also a wholly owned, indirect subsidiary of The Hartford, as the provider of fund accounting services to the Funds. The replacement of Hartford Life with HFMC will not result in any change to the fund accounting services currently provided to the Funds or the fees charged to the Funds for such services.

Accordingly, effective January 1, 2013, the above referenced Statements of Additional Information are revised to reflect that HFMC is the Funds’ investment manager and fund accountant.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

December 2012